CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIENCY) [Parenthetical] (USD $)	7 Months Ended	12 Months Ended
	Dec. 31, 2007	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Price per share issued to founders for intellectual property	$ 3.00			$ 4.52
Price per share issued for services	$ 3.00		$ 7.20
Price per share conversion of senior convertible notes into capital stock					$ 2.60
Price per share issued to directors, employees and consultants			$ 4.60	$ 4.76	$ 3.00
Price per share conversion of demand notes into capital stock				$ 4.60
Price per share conversion of accrued interest on demand notes into capital stock				$ 4.60
Price per share of capital stock				$ 4.60
Price per share of capital preferred stock			$ 4.60
Price per share issued to holders of convertible debentures one		$ 12.40
Price per share issued of common stock		$ 12.40
Stock issuance costs (in dollars)		$ 435,713
Price per share issued to holders of convertible debentures Two		$ 6.00
Price per share issued of common stock		$ 8.00
Common and warrants issue expenses (in dollars)		$ 70,000